Property, Plant and Equipment and Intangible Assets	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment and Intangible Assets [Abstract]
Property, Plant and Equipment and Intangible Assets
9.
PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS

Movements in property, plant and equipment and intangible assets during the years ended December 31, 2025 and 2024 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Land and Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2025	$2,713,263	$4,573,867	$314,717	$407,998	$96,945	$165,470	$8,272,260
Additions	36,527	34,534	294,100	620,624	14,719	50,740	1,051,244
Disposals	(2,016)	(15,860)	—	—	(1,069)	(31,911)	(50,856)
Reclassified between assets	170,344	505,771	(170,351)	(505,771)	—	7	—
Reclassification and other	—	1,381	—	—	62	—	1,443
Effect of currency translation	8,944	—	3,050	—	3,407	438	15,839
Cost as of December 31, 2025	$2,927,062	$5,099,693	$441,516	$522,851	$114,064	$184,744	$9,289,930
Accumulated depreciation, amortization and impairment as of January 1, 2025	$(1,062,027)	$(588,074)	$—	$—	$(60,644)	$(104,411)	$(1,815,156)
Depreciation and amortization	(78,024)	(143,720)	—	—	(5,745)	(24,112)	(251,601)
Depreciation and amortization of disposals	476	7,059	—	—	599	30,906	39,040
Reclassification and other	—	(1,381)	—	—	(62)	—	(1,443)
Effect of currency translation	(3,833)	—	—	—	(1,471)	(382)	(5,686)
Accumulated depreciation, amortization and impairment as of December 31, 2025	$(1,143,408)	$(726,116)	$—	$—	$(67,323)	$(97,999)	$(2,034,846)
Net book value
As of January 1, 2025	$1,651,236	$3,985,793	$314,717	$407,998	$36,301	$61,059	$6,457,104
As of December 31, 2025	$1,783,654	$4,373,577	$441,516	$522,851	$46,741	$86,745	$7,255,084

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Land and Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2024	$2,621,214	$4,077,141	$111,919	$308,696	$96,580	$171,145	$7,386,695
Additions	28,801	23,445	275,943	581,479	6,221	20,232	936,121
Disposals	(4,510)	(10,300)	—	—	(6,298)	(25,687)	(46,795)
Reclassified between assets	72,340	482,177	(72,340)	(482,177)	—	—	—
Reclassification and other	(317)	1,404	—	—	1,828	—	2,915
Effect of currency translation	(4,265)	—	(805)	—	(1,386)	(220)	(6,676)
Cost as of December 31, 2024	$2,713,263	$4,573,867	$314,717	$407,998	$96,945	$165,470	$8,272,260
Accumulated depreciation, amortization and impairment as of January 1, 2024	$(983,491)	$(469,152)	$—	$—	$(60,321)	$(109,020)	$(1,621,984)
Depreciation and amortization	(80,992)	(121,625)	—	—	(5,828)	(20,079)	(228,524)
Depreciation and amortization of disposals	728	4,107	—	—	4,819	24,489	34,143
Reclassification and other	—	(1,404)	—	—	—	—	(1,404)
Effect of currency translation	1,728	—	—	—	686	199	2,613
Accumulated depreciation, amortization and impairment as of December 31, 2024	$(1,062,027)	$(588,074)	$—	$—	$(60,644)	$(104,411)	$(1,815,156)
Net book value
As of January 1, 2024	$1,637,723	$3,607,989	$111,919	$308,696	$36,259	$62,125	$5,764,711
As of December 31, 2024	$1,651,236	$3,985,793	$314,717	$407,998	$36,301	$61,059	$6,457,104

River vessels

River vessels and equipment and river vessels under construction include amounts attributable to the Group’s river fleet, including vessel improvements and equipment for the Viking Mississippi. In 2012, the Group launched the Longship (“Longship”) series of vessels. As of December 31, 2025, the Group’s river fleet consisted of 89 river vessels, of which 59 are Longships, 12 are small classes based on the Longship design, 15 are other river vessels and three are river vessel charters, including the Viking Mississippi.

During the years ended December 31, 2025 and 2024, additions to river vessels and equipment included $36.5 million and $28.8 million, respectively, in improvements to river vessels.

During the year ended December 31, 2025, there were $294.1 million in additions to river vessels under construction primarily related to progress payments. During the year ended December 31, 2025, the Group reclassified $170.4 million from river vessels under construction to river vessels and equipment in conjunction with the delivery of five river vessels.

During the year ended December 31, 2024, there were $275.9 million in additions to river vessels under construction primarily related to progress payments. During the year ended December 31, 2024, the Group reclassified $72.3 million from river vessels under construction to river vessels and equipment in conjunction with the delivery of two river vessels.

Ocean and expedition ships

In 2015, the Group took delivery of its first ocean ship and as of December 31, 2025, the Group had a fleet of 12 ocean ships, which included the Viking Yidun for select sailings, and the Viking Vesta, which was delivered in June 2025. The Viking Yidun is owned and operated by CMV.

In 2021, the Group took delivery of its first expedition ship, which is designed for sailings in the polar regions and the Great Lakes of North America. As of December 31, 2025, the Group had a fleet of two expedition ships.

During the years ended December 31, 2025 and 2024, additions to ocean and expedition ships and equipment included $34.5 million and $23.4 million, respectively, primarily related to improvements for ships made during dry-dock.

During the year ended December 31, 2025, the Group capitalized $620.6 million in ocean ships under construction primarily related to ocean shipyard progress payments and capitalized interest of $22.4 million. The Group reclassified $505.8 million from ocean ships under construction to ocean and expedition ships and equipment in conjunction with the delivery of the Viking Vesta in June 2025.

During the year ended December 31, 2024, the Group capitalized $581.5 million in ocean ships under construction primarily related to ocean shipyard progress payments and capitalized interest of $20.5 million. The Group reclassified $482.2 million from ocean ships under construction to ocean and expedition ships and equipment, in conjunction with the delivery of the Viking Vela in December 2024.

Intangible assets

During the year ended December 31, 2025, additions to intangible assets included $50.7 million primarily related to software. Net intangible assets as of December 31, 2025 included software of $60.4 million, vessel design of $13.9 million, goodwill of $8.0 million and other intangible assets of $4.5 million.

During the year ended December 31, 2024, additions to intangible assets included $20.2 million primarily related to software. Net intangible assets as of December 31, 2024 included software of $33.6 million, vessel design of $14.7 million, goodwill of $8.0 million and other intangible assets of $4.8 million.

Impairment

The Group did not identify any impairment indicators related to property, plant and equipment and intangible assets as of December 31, 2025 and 2024. The Group’s conclusions regarding the valuation of its property, plant and equipment and intangible assets (including goodwill) may change in future periods if factors or circumstances cause the Group to revise its assumptions in future periods, such as inflation or increased interest rates. The Group’s future cash flows may be impacted by climate related risks, including environmental changes or more stringent environmental regulations. Such changes may impact accounting estimates in future periods, which incorporate forecasted financial performance. See Note 2.